Selling expenses	12 Months Ended
Dec. 31, 2020
Disclosure of selling expenses [Abstract]
Selling expenses
Note 7 – Selling expenses

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	21,514	18,798	15,058	6,692
Transportation and maintenance	20,132	15,128	12,541	6,262
Vehicles	3,330	3,377	3,908	1,036
Advertising and promotion	9,461	8,032	4,766	2,943
Depreciation and amortization	2,565	1,861	804	798
Others	8,988	8,294	6,746	2,795
	65,990	55,490	43,823	20,526